Capital and Reserves - Additional Information (Detail) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2023 EUR (€) € / shares shares	Jun. 30, 2023 $ / shares	Dec. 31, 2022 EUR (€)	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Capital and Reserves [Line Items]
Nominal | $ / shares		$ 2.58
Shares | shares	196,716,004
Share Capital	€ 48,619		€ 45,769
Retained earnings	377,328		306,696
Reserve of share based payments	38,613		37,778
Foreign currency translation reserve	7,910		10,597
Equity	159,787		169,150	€ 159,510	€ 131,072
Capitalized development costs	57,247		49,537
Current financial assets at fair value through other comprehensive income	4		4
ARES and Coil [Member]
Capital and Reserves [Line Items]
Equity	€ 2,473		€ 3,458
Class A Ordinary Shares [Member]
Capital and Reserves [Line Items]
Nominal | € / shares	€ 0.12
Shares | shares	173,445,211
Share Capital	€ 20,816
Conversion of shares, shares issued | shares	1,020,000
Common stock, Voting rights	Class A Shares provide holders with one (1) vote per share
Class B Ordinary Shares [Member]
Capital and Reserves [Line Items]
Nominal | € / shares	€ 1.2
Shares | shares	22,250,793
Share Capital	€ 26,701
Conversion of shares, shares issued | shares	1,020,000
Common stock, Voting rights	Class B Shares provide holders with ten (10) votes per share
Class C Ordinary Shares [Member]
Capital and Reserves [Line Items]
Nominal | € / shares	€ 1.08
Shares | shares	1,020,000
Share Capital	€ 1,102
Conversion of shares, shares issued | shares	1,020,000
Common stock, Voting rights	Class C Shares provide holders with nine (9) votes per share